INVENTORY AND SPARE PARTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORY AND SPARE PARTS
Handsets and accessories	5,971	7,436
SIM cards and prepaid phone cards	897	395
Spare parts for telecommunication equipment	301	305
Advertising and other materials	341	362
Total inventory and spare parts	7,510	8,498
Obsolescence expense	357	660	759